Correction of errors (Details 2) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets
Prepaid expenses and others (note 30.6)	¥ 1,038	¥ 483
Total current assets	590,937	853,218
Non-current assets
Prepayment for a property (note 30.6)		14,928
Total non-current assets	50,833	15,266
Total assets	641,770	868,484
Current liabilities
Income taxes payable (note 30.3)	32,477	15,120
Interest payable (note 30.1)	5,139	3,829
Other payable (notes 30.1 and 30.2)	35,260	26,716
Total current liabilities	274,704	275,600
Shareholders’ equity
Additional paid-in capital (note 30.2)	383,174	383,174
Statutory reserve (note 30.7)	14,017	13,365
General risk reserve (note 30.7)	9,885	9,817
Retained earnings	(113,257)	67,626
Non-controlling interests in equity	73,414	118,577
Total shareholders’ equity	367,066	592,884	¥ 579,685	¥ 361,507
Total equity and liabilities	¥ 641,770	868,484
As Previously Reported [Member]
Current assets
Prepaid expenses and others (note 30.6)		15,411
Total current assets		868,146
Non-current assets
Prepayment for a property (note 30.6)
Deferred tax asset (note 30.5)		645
Total non-current assets		983
Total assets		869,129
Current liabilities
Income taxes payable (note 30.3)		14,851
Interest payable (note 30.1)		4,560
Other payable (notes 30.1 and 30.2)		15,730
Total current liabilities		265,076
Shareholders’ equity
Additional paid-in capital (note 30.2)		388,317
Statutory reserve (note 30.7)		7,751
General risk reserve (note 30.7)		5,891
Retained earnings		80,958
Non-controlling interests in equity		120,811
Total shareholders’ equity		604,053
Total equity and liabilities		869,129
Restatement Adjustment [Member] | Adjustment [Member]
Current assets
Prepaid expenses and others (note 30.6)
Total current assets
Non-current assets
Prepayment for a property (note 30.6)
Deferred tax asset (note 30.5)		(645)
Total non-current assets		(645)
Total assets		(645)
Current liabilities
Income taxes payable (note 30.3)		269
Interest payable (note 30.1)		(731)
Other payable (notes 30.1 and 30.2)		10,986
Total current liabilities		10,524
Shareholders’ equity
Additional paid-in capital (note 30.2)		(5,143)
Statutory reserve (note 30.7)
General risk reserve (note 30.7)
Retained earnings		(3,792)
Non-controlling interests in equity		(2,234)
Total shareholders’ equity		(11,169)
Total equity and liabilities		(645)
Restatement Adjustment [Member] | Other Impacts [Member]
Current assets
Prepaid expenses and others (note 30.6)		(14,928)
Total current assets		(14,928)
Non-current assets
Prepayment for a property (note 30.6)		14,928
Deferred tax asset (note 30.5)
Total non-current assets		14,928
Total assets
Current liabilities
Income taxes payable (note 30.3)
Interest payable (note 30.1)
Other payable (notes 30.1 and 30.2)
Total current liabilities
Shareholders’ equity
Additional paid-in capital (note 30.2)
Statutory reserve (note 30.7)		5,614
General risk reserve (note 30.7)		3,926
Retained earnings		(9,540)
Non-controlling interests in equity
Total shareholders’ equity
Total equity and liabilities
As Currently Reported [Member]
Current assets
Prepaid expenses and others (note 30.6)		483
Total current assets		853,218
Non-current assets
Prepayment for a property (note 30.6)		14,928
Deferred tax asset (note 30.5)
Total non-current assets		15,266
Total assets		868,484
Current liabilities
Income taxes payable (note 30.3)		15,120
Interest payable (note 30.1)		3,829
Other payable (notes 30.1 and 30.2)		26,716
Total current liabilities		275,600
Shareholders’ equity
Additional paid-in capital (note 30.2)		383,174
Statutory reserve (note 30.7)		13,365
General risk reserve (note 30.7)		9,817
Retained earnings		67,626
Non-controlling interests in equity		118,577
Total shareholders’ equity		592,884
Total equity and liabilities		¥ 868,484